Subsequent Events	12 Months Ended
Dec. 31, 2024
Subsequent Events
Subsequent Events

34.            SUBSEQUENT EVENTS

Gas Distribution – tariff adjustment

On January 24, 2025, the Minas Gerais Economic Development Department issued its Resolution 7, effective February 1, 2025, with the following average adjustments of consumer rates:

Market segment	Adjustment (%)
Industrial	(0.18)
Co-generation	(0.44)
Automotive	(0.33)
Compressed Natural Gas / Liquefied Natural Gas	(1.32)

The tariffs for the segments of the urban market were increased by between 5.34% and 6.17%, depending on their various consumption levels and tariff categories.

Health and Dental Plan

In January 2025, the enrollment period for migration to the new health plan, Premium Plan, was reopened. This plan was offered to all active employees and fully funded by the Company. The enrollment period under the conditions proposed by the Company ended on January 31, 2025, resulting in the migration of a portion of employees to the Premium Plan, thereby reducing the number of employees covered by PSI.

In accordance with IAS 19, this situation constitutes a curtailment event, requiring the Company to remeasure its post-employment liabilities as of March 31, 2025. The effects of the plan curtailment were recognized in the statement of income as a cost of past service, in the amounts of R$27 for the health plan and R$1 for the dental plan.

It is noteworthy that the curtailment event for the quarter impacted the actuarial assumptions, altering the discount rates applied to the plans. As the new discount rate was higher, at 12.32%, there was a reduction in the liability, resulting in an actuarial gain of R$59 for the health plan and R$1 for the dental plan.

Ruling in action to annul a period of validity in a Collective Employee Health Plan Agreement

On February 19, 2025, the Specialized Collective Employee Agreement section of the Higher Employment-law Appeal Court (TST) published the judgment given in an Ordinary Employment-law Appeal completed on December 9, 2024.

This decision determined cessation, as from December 31, 2023, of the period of validity of the clauses that specified automatic extension, for successive equal periods, of Clause 17 of the Collective Work Agreement of 2010, and Clause 4 of the Collective Work Agreement of 2016. These clauses ensured compliance by the Company of its obligations to pay post-employment benefits of the health plan (PSI) to retirees and active employees.

There is no accounting record to be made as a result of this decision at this time.

Acquisition of Timóteo-Mesquita Transmission Company

On February 26, 2025, Cemig GT signed the SPA for the acquisition of the entire share capital of the Timóteo-Mesquita Transmission Company (ETTM) owned by the Fram Capital Group.

The price negotiated was R$30 million and the RAP of the assets is R$5.7 million. ETTM's transmission assets are connected to the 230 kV Basic Grid owned by Cemig, located in the Vale do Aço region of Minas Gerais.

The closing of the transaction is subject to compliance with the usual conditions precedent for this type of operation, including the approval of CADE and Aneel.

The acquisition is in line with Cemig's Strategic Plan, which provides for investment in transmission assets in the state of Minas Gerais.

10th issue of debentures - Cemig GT

On February 21, 2025, Cemig GT announced to the market the start of the public offering of 500,000 simple debentures, not convertible into shares, of the unsecured type, with an additional fiduciary guarantee, in a single series, of the 10th issue of debentures, with a nominal unit value of one thousand reais, totaling R$500, to be carried out under the terms of CVM regulations.

On March 18, 2025, Cemig GT concluded the financial settlement of the 10th issue of simple debentures, which have a guarantee granted by Cemig. 625,000 debentures were issued, characterized as “Green Debentures”, for a total of R$625, subscribed as follows:

Serie	Quantity	Value in million	Rate	Deadline	Amortization
Single	625,000	R$ 625	CDI + 0.64% p.a.	1,826 days	48th and 60th month

The funds obtained by Cemig GT from the issue of the debentures will be used for cash flow management, including, but not limited to, its operation and the reimbursement of investments made by it, provided that they are fully in line with the Framework, for the purposes of qualifying the Debentures as “Green Debentures”.

Finally, it should be noted that the credit rating agency Fitch Ratings has assigned a 'AAA(bra)' rating to the Issue.

12th issue of debentures - Cemig D

On February 21, 2025, Cemig D announced to the market the start of the public offering of two million simple debentures, not convertible into shares, of the unsecured type, with an additional fiduciary guarantee, in 2 series, of the 12th issue of debentures, with a nominal unit value of one thousand reais, totaling two billion reais, to be carried out under the terms of CVM regulations.

On March 18, 2025, Cemig D concluded the financial settlement of the 12th issue of debentures, in two series, which are guaranteed by Cemig. Two million five hundred thousand debentures were issued, characterized as “ESG bonds for the use of sustainable resources”, for a total of 2.5 billion reais, subscribed as follows:

Serie	Quantity	Value in million	Rate	Deadline	Amortization
1st	1,640,000	R$ 1,640	CDI + 0.86% p.a.	2,557 days	72nd and 84th month
2nd	860,000	R$ 860	IPCA + 7.5467% p.a.	5,479 days	156th, 168th and 180th month

The funds obtained by Cemig D from this issue will be used to manage its cash flow, including, but not limited to, its operations and the reimbursement of investments, costs and expenses it has made, including projects involving social and environmental issues.

Finally, it is reported that the credit rating agency Fitch Ratings has assigned an AA+(bra) rating to the issue.

13th Debenture Issuance – Cemig D

On April 9, 2025, Cemig D announced to the market the commencement of the public offering of 1,895,000 simple debentures, non-convertible into shares, of the unsecured type, with additional fiduciary guarantee, in 2 series, of the 13th debenture issuance, with a nominal unit value of one thousand reais, totaling two billion reais, to be carried out under the terms of CVM regulations.

On April 11, 2025, Cemig D completed the financial settlement of the 13th debenture issuance in two series, which are guaranteed by Cemig. A total of 1,895,000 debentures were issued, characterized as "ESG bonds for the use of sustainable resources”, totaling R$1,895, subscribed as follows:

Series	Quantity	Value in millions	Rate	Term	Amortization
1st	1,143,000	R$1.143	CDI + 0.64% p.a.	1,831 days	48th and 60th months
2nd	752,000	R$752	IPCA + 0.80% p.a.	2,562 days	72nd and 84th months

The funds obtained by Cemig D from this issuance will be allocated to cash flow management, including but not limited to its operations and the reimbursement of investments, expenses, and costs incurred by it, encompassing projects involving social and environmental issues.

Finally, it is reported that the credit rating agency Fitch Ratings assigned a rating of AA+(bra) to the issuance.

Declaration of interest on equity

On March 20, 2025, the Company's Board of Directors approved the declaration of interest on shareholders' equity for the first quarter of 2025, in the amount of R$541,006, to be paid in two equal parcels, the first by June 30, 2026 and the second by December 30, 2026, to the shareholders whose names were entered in the Book of Registered Shares on March 25, 2025.

The Board of Executive Officers is responsible for determining the locations and payment procedures for charging interest on own capital to the mandatory dividends for 2025, in a proposal to be submitted to the General Meeting.